CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)
Cash flows from Operating Activities:
Net Income / (loss)	$ (304,754)	€ (211,986)	€ 589,281	€ 903,088
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses	1,732,310	1,204,995	998,448	425,537
Net (gain)/loss on sale of premises and foreclosed assets	1,209	841	(1,753)	(67,709)
Net realized gain on sales of available-for-sale securities	(94,221)	(65,540)	(349,929)	(26,187)
Other Than Temporary Impairment of AFS securities	128,662	89,497	358,328	17,772
Equity in earnings of equity method investees	(13,291)	(9,245)	18,550	20,664
Depreciation of premises and equipment	185,897	129,310	122,765	104,405
Amortization of software and other intangibles	114,873	79,906	65,260	58,073
Impairment of goodwill	9,086	6,320	0	4,585
Share based payments	17,691	12,306	12,707	10,503
Pension Liability	20,890	14,531	30,039	(187,784)
Provision for deferred income taxes	(285,430)	(198,545)	56,876	81,958
Net (gain)/loss on the disposal of equity investments	0	0	9,329	3,066
Net (gains) from changes in fair value of financial instruments designated at fair value	(344,521)	(239,649)	(131,079)	(78,478)
(Gain) on debt extinguishment	(15,605)	(10,855)	(224,683)	(361,325)
Other	(29,836)	(20,754)	24,472	1,894
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets mark to market through the profit and loss	1,868,153	1,299,487	(2,445,248)	4,779,170
Accrued interest receivable	(237,917)	(165,495)	227,707	(414,266)
Other assets	179,004	124,515	(667,092)	267,107
Accounts payable, accrued expenses and other liabilities	(1,262,918)	(878,486)	645,167	20,313
Insurance reserves	301,856	209,971	288,616	108,458
Cash flows provided by/(used in) operating activities	1,971,138	1,371,124	(372,239)	5,670,844
Cash Flows from Investing Activities
Purchases of Available-for-Sale securities	(23,987,451)	(16,685,671)	(23,602,674)	(18,581,579)
Sales proceeds from Available-for-Sale securities	20,851,566	14,504,349	20,570,594	14,019,940
Maturities, prepayments and calls of Available-for-Sale securities	560,825	390,110	180,589	156,461
Activities in held-to-maturity securities:
Maturities, prepayments and calls	12,384	8,614	790,704	0
Purchases	(1,835,916)	(1,277,063)	(759,760)	(66,303)
Acquisition of subsidiary companies net of cash acquired and increase of controlling interest	0	0	0	(495,714)
Purchases of premises and equipment	(238,020)	(165,567)	(196,406)	(249,665)
Proceeds from sales of premises and equipment	11,047	7,684	7,641	116,173
Disposals / (acquisitions) of equity investments	(16,172)	(11,249)	(6,072)	3,682
Net cash provided by (used in):
Deposits with central bank	(58,197)	(40,482)	(38,866)	(510,335)
Loan origination and principal collections	(4,757,412)	(3,309,256)	(5,523,616)	(15,200,642)
Securities purchased under agreements to resell	554,642	385,809	124,959	758,618
Interest bearing deposits with banks	(4,774,028)	(3,320,814)	(1,327,437)	26,907
Money market investments	158,794	110,457	(232,615)	12,777
Other	(131,750)	(91,645)	(76,081)	(94,422)
Cash flows used in investing activities	(13,649,688)	(9,494,724)	(10,089,040)	(20,104,102)
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt	4,063,452	2,826,537	2,456,075	1,020,169
Principal repayments and retirements of long-term debt	(3,192,546)	(2,220,735)	(3,127,780)	(1,465,965)
Proceeds from issuance of common and preferred stock (net of issue costs of EUR 16,700 in 2008, EUR 58,002 in 2009 and EUR 98,995 in 2010)	2,467,020	1,716,059	1,189,564	394,520
Purchases of treasury stock	(226,245)	(157,376)	(228,466)	(279,249)
Proceeds from sales of treasury stock	229,334	159,525	311,562	149,667
Acquisition of and increase of controling interest in subsidiary companies	(127,014)	(88,351)	0	0
Disposal of subsidiary shareholding without loss of control	1,977	1,375	0	0
Capital contribution by non-controlling interest holders	20,588	14,321	0	310,097
Dividends paid	(91,704)	(63,789)	(42,835)	(212,145)
Net cash provided by/(used in):
Deposits	8,740,911	6,080,178	7,298,163	13,655,256
Securities sold under agreements to repurchase	(1,361,632)	(947,151)	2,728,287	(1,752,372)
Other borrowed funds	1,151,350	800,879	(226,531)	63,649
Cash flows provided by/(used in) financing activities	11,675,491	8,121,472	10,358,039	11,883,627
Effect of exchange rate change on cash and due from banks	11,363	7,904	(6,559)	(136,957)
Net increase/(decrease) in cash and due from banks	8,304	5,776	(109,799)	(2,686,588)
Cash and due from banks at beginning of year	2,056,327	1,430,381	1,540,170	4,226,768
Cash and due from banks at end of year (excluding assets classified as held for sale)	2,064,631	1,436,157	1,430,371	1,540,180
Cash and due from banks at end of year (assets classified as held for sale)	0	0	10	(10)
Cash and due from banks at end of year	2,064,631	1,436,157	1,430,381	1,540,170
Supplemental Disclosure of Cash Flow Information:
Income taxes	298,759	207,817	76,392	33,739
Interest	3,393,767	2,360,704	3,113,625	3,241,674
Stock dividend (note 33)				€ 476,696